Development costs	12 Months Ended
Jun. 30, 2026
Development Costs [Abstract]
Development costs	Development costs

Cost	$
Balance at July 1, 2024	17,702
Additions	6,448
Investment tax credits	(174)
Balance at June 30, 2025	23,976
Additions	6,246
Investment tax credits	(302)
Balance at June 30, 2026	29,920

Accumulated amortization
Balance at July 1, 2024	(9,892)
Amortization	(5,646)
Balance at June 30, 2025	(15,538)
Amortization	(6,147)
Balance at June 30, 2026	(21,685)

	June 30	June 30
	June 30
	2026	2025
	$	$
Net capitalized development costs	8,235	8,438
Amortization expense is included in research and development expense in the consolidated statements of loss and comprehensive loss. For the year ended June 30, 2026, amortization was $6,147 (June 30, 2025 - $5,646 ). In addition to the above amortization, the Company has recognized $36,757 of engineering expenditures as expenses during the year ended June 30, 2026 (June 30, 2025 - $36,503).